Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment, net
Schedule of property, plant and equipment

	December 31,	December 31,
	2020	2019

Building	$5,631,049	$5,199,348
Machinery and Production equipment	1,311,624	1,901,886
Electronic equipment	193,912	240,606
Office equipment	38,524	55,961
Automobiles	545,008	501,156
Construction in progress	133,339	117,014
Subtotal	7,853,456	8,015,971
Less: Accumulated depreciation	(5,375,544)	(5,315,937)
Property, plant and equipment, net	$2,477,912	$2,700,034